Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Intangible Assets Useful Life
The estimated economic lives of our definite-lived intangible assets are as follows:

Category	Estimated economic life
Networks	7 years
Sports and horse racing betting rights	7 years
Computer software and game library	3 - 14 years
Licenses	3 - 15 years
Trademarks	3 - 20 years
Developed technologies	5 - 14 years
Customer relationships	7 - 20 years
Other	3 - 17 years
Intangible assets at December 31, 2018 and 2017 consist of:

	December 31, 2018
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,428,946	1,093,753	1,335,193	15.2
Computer software and game library	967,828	753,160	214,668	5.5
Trademarks	185,590	61,806	123,784	14.1
Licenses	294,104	221,934	72,170	10.0
Developed technologies	220,097	179,192	40,905	5.4
Networks	18,808	13,978	4,830	7.0
Sports and horse racing betting rights	134,197	131,933	2,264	6.5
Other	8,652	4,656	3,996	16.1
	4,258,222	2,460,412	1,797,810
Not subject to amortization
Trademarks	246,913	—	246,913
Total intangible assets, excluding goodwill	4,505,135	2,460,412	2,044,723

	December 31, 2017
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,434,051	956,586	1,477,465	15.2
Computer software and game library	947,207	710,725	236,482	5.6
Trademarks	186,218	47,053	139,165	14.1
Licenses	300,207	204,533	95,674	10.1
Developed technologies	220,213	155,870	64,343	5.4
Networks	18,806	13,571	5,235	7.0
Sports and horse racing betting rights	132,521	128,888	3,633	6.5
Other	8,660	4,110	4,550	16.1
	4,247,883	2,221,336	2,026,547
Not subject to amortization
Trademarks	246,913	—	246,913
Total intangible assets, excluding goodwill	4,494,796	2,221,336	2,273,460

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
We adopted ASU 2016-18 in the first quarter of 2018 on a retrospective basis with the following impacts to our consolidated statements of cash flows ($ thousands):

For the year ended December 31, 2017	Under Prior Accounting	Restricted Cash Adjustment	As Adjusted
Other assets and liabilities	(118,923)	(22,540)	(141,463)
Net cash provided by operating activities	685,928	(22,540)	663,388

Other	5,435	(3,099)	2,336
Net cash provided by investing activities	298,665	(3,099)	295,566

Net increase in cash and cash equivalents, and restricted cash and cash equivalents	737,621	(25,639)	711,982
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	25,703	26,429	52,132
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period	294,094	247,222	541,316
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	1,057,418	248,012	1,305,430

For the year ended December 31, 2016	Under Prior Accounting	Restricted Cash Adjustment	As Adjusted
Accounts payable	(22,855)	59,917	37,062
Other assets and liabilities	(21,736)	(3,195)	(24,931)
Net cash provided by operating activities	281,332	56,722	338,054

Other	40,160	(23,456)	16,704
Net cash used in investing activities	(315,985)	(23,456)	(339,441)

Net decrease in cash and cash equivalents, and restricted cash and cash equivalents	(346,792)	33,266	(313,526)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	13,402	(3,748)	9,654
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period (1)	627,484	217,704	845,188
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	294,094	247,222	541,316
(1) In connection with the adoption of ASU 2016-18, the Company corrected its balance sheet as of January 1, 2016 to include an additional $48.6 million in restricted cash and cash equivalents which had previously been offset against current liabilities of the same amounts. Accordingly, the revised restricted cash and cash equivalents balance as of January 1, 2016 is $217.7 million which is included in the cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period in the schedule above as well as in the consolidated statements of cash flows.
The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of operations for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands, except per share amounts)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Revenue	4,896,300	(65,044)	4,831,256
Operating expenses	(4,264,321)	80,056	(4,184,265)
Provision for income taxes	(187,897)	(1,504)	(189,401)
Net income attributable to IGT PLC	(34,858)	13,508	(21,350)

Net income attributable to IGT PLC per common share - basic	(0.17)	0.07	(0.10)
Net income attributable to IGT PLC per common share - diluted	(0.17)	0.07	(0.10)

The following table summarizes the impacts of adopting ASC 606 to our consolidated balance sheet at December 31, 2018:

	December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Trade and other receivables, net	943,935	5,150	949,085
Inventories, net	298,234	(15,536)	282,698
Other current assets	446,285	57,776	504,061
Other non-current assets	2,081,115	27,849	2,108,964

Other current liabilities	802,589	14,133	816,722
Other non-current liabilities	448,757	(3,312)	445,445
Retained deficit	(1,072,611)	64,418	(1,008,193)

The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of cash flows for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Net income (loss)	101,102	13,545	114,647
Trade and other receivables	(50,310)	(4,046)	(54,356)
Inventories	18,429	(5,873)	12,556
Other assets and liabilities	(128,314)	(3,626)	(131,940)
Net cash provided by operating activities	29,626	—	29,626